Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2020
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of December 31, 2020:

	Year Ended December 31, 2020	2019	2018	2017	2016	Prior	Total
Tier 1	$571,226	$111,206	$35,580	$7,221	$—	$36,625	$761,858
Tier 2	40,657	37,176	21,164	53	5,153	3,505	107,708
Tier 3	2,624	7,145	1,132	—	42	784	11,727
Net investment in finance leases	$614,507	$155,527	$57,876	$7,274	$5,195	$40,914	$881,293

Tier 1	$113,383	$213,386	$—	$—	$—	$—	$326,769
Tier 2	—	37,523	—	—	—	—	37,523
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$113,383	$250,909	$—	$—	$—	$—	$364,292

Summary of Changes in Carrying Amount of Allowance for Credit Losses	The changes in the carrying amount of the allowance for credit losses during the year ended December 31, 2020 are as follows:
	Accounts Receivable	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total Allowance for Credit Losses
Balance as of December 31, 2019	$6,299	$—	$—	$6,299
Impact of adopting ASU 2016-13 on January 1, 2020	—	636	256	892
Additions charged to expense (recovery), net	(3,149)	697	168	(2,284)
Write-offs	(487)	—	—	(487)
Balance as of December 31, 2020	$2,663	$1,333	$424	$4,420